Combined Statements of Net Income - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Rental revenue	$ 521,250	$ 455,579
Property operating costs	86,012	75,221
Net operating income	435,238	380,358
General and administrative expenses	41,440	29,465
Depreciation and amortization	1,272	1,598
Interest income	(7,708)	(1,625)
Interest expense and other financing costs	78,717	50,967
Foreign exchange losses (gains), net	1,033	(1,215)
Fair value losses on investment properties, net	172,676	219,728
Fair value losses (gains) on financial instruments, net	17,296	(11,383)
Loss on sale of investment properties	1,505	666
Income before income taxes	129,007	92,157
Income tax recovery	(9,489)	(63,665)
Net income	138,496	155,822
Net income attributable to:
Stapled unitholders	136,662	155,768
Non-controlling interests	1,834	54
Net income	$ 138,496	$ 155,822